Provisions for Legal Proceedings	12 Months Ended
Dec. 31, 2025
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

19 Provisions for legal proceedings

The preparation of these consolidated financial statements requires Management to make estimates and assumptions regarding civil, labor and tax matters which affect the valuation of assets and liabilities at the reporting date, as well as the revenues and expenses during the reported period. Due to the uncertain nature of tax legislation, as well as litigation, the assessment of potential liabilities requires significant judgment from the Management and the outcome may differ when liabilities are actually realized.

The Group is subject to lawsuits, investigations and other claims related to employment, environmental, product, taxes and other matters. Management is required to assess the likelihood of any adverse judgments or outcomes, as well as the amount of estimated losses, for these matters.

Provisions are recognized as liabilities and administrative expenses, when losses are considered probable (i.e. more likely than not that an outflow of resources embodying economic benefits will be required to settle the obligation) and the amount can be reliably measured.

Where it is not probable that a present obligation exists, the Group discloses a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no provision or disclosure is made.

Additions, reversals and changes in the estimates of the provisions are presented as operating expenses, mainly within the general and administrative expenses line in the statements of income. Indexations are presented under the Finance expenses line in the statements of income. Exchange rate variations are presented as part of the foreign currency translation adjustments in the Statements of other comprehensive income.

The Group is engaged in several judicial and administrative proceedings. The assessment of the likelihood of losses in these cases considers the available evidence, the hierarchy of laws, case law, the most recent court decisions and their relevance, as well as the opinions of internal lawyers. Provisions are adjusted for inflation and recorded under Net financial income (expenses). The average time to conclude the lawsuits are: labor approximately 2.5 year; civil approximately 4 years and tax and social security: between 5 to 10 years.

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follows:

Breakdown:

	December 31, 2025	December 31, 2024
Current liabilities	159,217	280,804
Non-current liabilities	209,358	216,659
	368,575	497,463

	December 31, 2025				December 31, 2024
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	97,503	59,075	52,701	209,279	87,075	59,796	68,516	215,387
USA	—	71,017	88,200	159,217	—	280,804	—	280,804
Others jurisdictions	70	—	9	79	52	44	1,176	1,272
Total	97,573	130,092	140,910	368,575	87,127	340,644	69,692	497,463

19.1 - Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2025

Brazil	87,075	72,477	(82,570)	9,566	10,956	97,504
Other jurisdictions	52	(9)	—	47	(21)	69
Total	87,127	72,468	(82,570)	9,613	10,935	97,573

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	107,940	65,901	(69,751)	6,913	(23,928)	87,075
Other jurisdictions	64	5	(4)	—	(13)	52
Total	108,004	65,906	(69,755)	6,913	(23,941)	87,127

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	99,187	61,302	(68,781)	9,864	6,368	107,940
Other jurisdictions	83	(467)	(669)	(210)	1,327	64
Total	99,270	60,835	(69,450)	9,654	7,695	108,004

Labor legal proceedings (probable loss):

Brazil

As of December 31, 2025, the total amount of the provision classified as probable is US$97,503 (US$87,075 as of December 31, 2024). The potential loss associated with these proceedings, as assessed with the assistance of legal advisors, is classified as probable. There is a large quantity of individually low value lawsuits filed by former employees of the Company seeking overtime payments and payments relating to their exposure to health hazards, commuting time, alleged work accidents and recovery time.

19.2 - Civil - Changes in provisions:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2025

Brazil	59,796	32,584	(44,106)	3,511	7,290	59,075
USA	280,804	193,030	(402,817)	—	—	71,017
Other jurisdictions	44	(6,524)	(48)	6,563	(35)	—
Total	340,644	219,090	(446,971)	10,074	7,255	130,092
Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	73,502	15,941	(19,414)	6,551	(16,784)	59,796
USA	197,439	259,515	(176,150)	—	—	280,804
Other jurisdictions	48	6	(4)	—	(6)	44
Total	270,989	275,462	(195,568)	6,551	(16,790)	340,644

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	48,539	28,407	(21,032)	14,234	3,354	73,502
USA	174,239	113,500	(90,300)	—	—	197,439
Other jurisdictions	22	1,102	(3,008)	758	1,174	48
Total	222,800	143,009	(114,340)	14,992	4,528	270,989

Civil legal proceedings (probable loss):

Brazil

As of December 31, 2025, the total amount of the provision classified as probable is US$59,075 (US$59,796 as of December 31, 2024). The potential loss associated with these proceedings, as assessed with the assistance of legal advisors, is classified as probable. There is a large quantity of individually low value lawsuits mainly related to indemnity for collective moral damage, moral damage for improper protest, repairing damages for poultry partnership or pigs integration, cancellation of industry or trade mark complaints and consumer contracts - product quality.

United States

As of December 31, 2025, the total amount of the provision classified as probable is US$71,017 (US$280,804 as of December 31, 2024). The main lawsuits are described below:

Chicken Antitrust Litigation

Between September 2, 2016 and October 13, 2016, a series of federal class action lawsuits were filed with the U.S.District Court for the Northern District of Illinois (the “Illinois Court”) against PPC and other defendants by and on behalf of direct and indirect purchasers of broiler chickens alleging violations of antitrust and unfair competition laws and styled as In re Broiler Chicken Antitrust Litigation, Case No. 1:16-cv-08637 (the “Broiler Antitrust Litigation”). The complaints seek, among other relief, treble damages for an alleged conspiracy among defendants to reduce output and increase prices of broiler chickens from the period of January 2008 to 2019. PPC has entered into agreements to settle all claims made by the three certified classes for an aggregate total of US$195.5 million, each of which has received final approval from the Illinois Court and paid in 2021. PPC continues to defend itself against the direct-action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Broiler Opt Outs”). PPC will seek reasonable settlements where they are available. To date, the Group has recognized an expense of $683.1 million, including an US$100.6 million incremental expense in the year ended December 31, 2025 to cover settlements with various Broiler Opt Outs. As of December 31, 2025 the Group has a provision of US$64.5 million (US$ 70.3 million as of December 31, 2024) for these settlements. The Group has recognized these settlement expenses within general and administrative expense in the consolidated statement of income.

On January 27, 2017, a purported class action on behalf of broiler chicken farmers was brought against PPC and other chicken producers in the U.S. District Court for the Eastern District of Oklahoma alleging, among other things, a conspiracy to reduce competition for grower services and depress the price paid to growers. The complaint was consolidated with several subsequently filed consolidated amended class action complaints and styled as In re Broiler Chicken Grower Litigation, Case No. CIV-17-033. On June 24, 2024, a settlement agreement was reached in the amount of US$100.0 million. The settlement was paid on October 28, 2024. This settlement was paid on October 28, 2024. We have recognized these settlement expenses within within general and administrative expense in the consolidated statement of income. On January 7, 2025, the Court granted final approval of the Company’s settlement and dismissed the case.

Between August 30, 2019 and October 16, 2019, a series of purported class action lawsuits were filed in the U.S. District Court for the District of Maryland (the “Maryland Court”) against PPC and a number of other chicken producers, as well as Webber, Meng, Sahl & Company and Agri Stats, styled as Jien, et al. v. Perdue Farms, Inc., et al., No. 19- cv-02521. The plaintiffs are a putative class of poultry processing plant production and maintenance workers (the “Poultry Workers Class”) and allege that the defendants conspired to fix and depress the compensation paid to Poultry Workers Class in violation of the Sherman Antitrust Act. We entered into an agreement to settle all claims made by the Poultry Workers Class for US$29.0 million and recognized as an expense and paid the plaintiffs this amount during 2021, though the agreement is still subject to final approval by the Maryland Court. We recognized this settlement expense within general and administrative expense in our consolidated statement of income in the year ended December 31, 2021 and incrementally in the year ended December 31, 2022.

Pork Antitrust Litigation

Between June 28, 2018 and July 23, 2018, a series of purported class action lawsuits were filed against JBS USA, a number of other pork producers, and Agri Stats, Inc. in the U.S. District Court for the District of Minnesota (the “Minnesota Court”) on behalf of direct and indirect purchasers of pork alleging violations of federal and state antitrust, unfair competition, unjust enrichment, deceptive trade practice, and consumer protection laws, which were consolidated and styled as In re Pork Antitrust Litigation, Case No. 0:18- cv-01776 (the “Pork Antitrust Litigation”). JBS USA has entered into agreements to settle all claims made by the three certified classes, for an aggregate total of US$57.3 million, each of which has received final approval from the Minnesota Court and was paid in 2021. JBS USA continues to defend itself against the direct action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Pork Opt Outs”). On March 31, 2025, the Minnesota Court denied motions for summary judgment (the “MSJ Order”) pertaining to the claims against JBS USA Food Company and certain other defendants in the Pork Antitrust Litigation. JBS USA Food Company filed a motion to reconsider the MSJ Order which was denied on October 18, 2025. JBS USA will seek reasonable settlements where they are available.

To date, the Group has accrued and paid US$158.4 million to cover negotiated settlements with various Pork Opt Outs, including a US$75.9 million incremental increase in the year ended December 31, 2025. As of December 31, 2025 the Group has settled all amount recognized (US$ 24.2 million as of December 31, 2024) for these settlements. The Group has recognized these settlement expenses within general and administrative expense in the consolidated statement of income.

Beef Antitrust Litigation

Between April 23, 2019 and June 18, 2020, a series of purported class action lawsuits were filed against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS S.A., and certain other beef processors in the Minnesota Court, each alleging, among other things, violations of the Sherman Antitrust Act, which were coordinated in the Minnesota Court for pre-trial purposes. To date, JBS USA has settled with three of the purported classes, for an aggregate expenses of US$163.2 million, which has been fully paid as of December 31, 2025. In the U.S. Beef Antitrust Litigation, JBS USA Food Company has settled with three of the purported classes for an aggregate total of US$163.2 million, which has been fully paid. JBS USA Food Company’s settlements with the putative Direct Purchaser Plaintiff class and the Commercial Indirect Purchaser Plaintiff class have received final approval from the Minnesota Court. JBS USA Food Company’s settlement with the putative cattle class was preliminarily approved by the court on February 20, 2025. A class certification hearing was held on November 3, 2025, and the Court’s decision remains pending.

The Group continues to defend itself against the remaining classes and the direct-action plaintiffs (as well as parties that have opted out of the class settlements (collectively, the “Beef Opt Outs”)), but will continue to seek reasonable settlements in the US Beef Antitrust Litigation where available. To date, the Group has accrued and paid US$21.4 million to cover negotiated settlements with various Beef Opt Outs, which is recognized within general and administrative expense in the consolidated statement of income. As of December 31, 2025 the Group has no recognized provisions (US$83.5 million as of December 31, 2024) for these settlements.

Between February 18, 2022 and March 24, 2022, two purported class action lawsuits were filed in Canada against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS Food Canada ULC (“JBS Canada”), and a number of other beef processors alleging similar claims to those in the Beef Antitrust Litigation (the “Canadian Beef Antitrust Litigation”). In the Canadian Beef Antitrust Litigation, JBS Food Canada has entered into an agreement to settle all claims made by the plaintiffs for US$5.5 million, which was paid in 2024, though the agreement is still subject to final approval by the court. During 2025, the Group recognized the expenses in the amount of US$4.6 million (US$5.5 million in 2024) within general and administrative expenses in the consolidated statement of income.

Securities Litigation

On October 20, 2016, Patrick Hogan, acting on behalf of himself and a putative class of certain PPC stockholders, filed a class action complaint in the Colorado Court against PPC and its named executive officers styled as Hogan v. Pilgrim’s Pride Corporation, et al., No. 16-CV-02611. The complaint alleges, among other things, that PPC’s Securities and Exchange Commission (“SEC”) filings contained statements that were rendered materially false and misleading. On December 6, 2024, the Group entered into a settlement agreement in principal with the putative class in the amount of US$41.5 million. On June 27, 2025 the settlement agreement received final court approval. The Group paid the settlement amount of in May 2025. The Group recognized all settlement expenses related to this matter within general and administrative expense in the consolidated statement of income.

Redmeat Antitrust

On November 11, 2022, a purported class action lawsuit was filed against the indirect subsidiary JBS USA and a number of other meatpackers as well as Webber, Meng, Sahl & Company and Agri Stats, Inc. in the U.S. District Court for the District of Colorado (the “Colorado Court”). The plaintiffs allege that the defendants conspired to fix and depress the compensation paid to pork and beef plant workers in violation of the Sherman Act and seek damages from January 1, 2014 to the present. In 2023 JBS Food Company agreed to settle all claims made by the purported class for $55.0 million, which has been preliminarily approved by the Colorado Court. The Group recognized these settlement expenses within general and administrative expense in the consolidated statement of income in 2023, which remains unpaid as of December 31, 2025.

U.S. State Matters

On February 28, 2024, the Attorney General of the State of New York (“NYAG”) filed a civil complaint against the indirect subsidiaries JBS USA Food Company and JBS USA Food Holdings in the Supreme Court of the State of New York, County of New York, alleging that consumers in New York were misled by statements in which JBS USA Food Company expressed its goal of reducing greenhouse gas emissions and striving to achieve Net Zero by 2040. The complaint seeks an injunction, disgorgement of profits, civil penalties, attorney’s fees and other relief. On January 10, 2025, the New York Court granted the Company’s Motion to Dismiss and dismissed the NYAG’s claims against the Company without prejudice. On February 5, 2025, the NYAG served on JBS USA Food Company and JBS USA Food Holdings a Subpoena Duces Tecum seeking the production of certain records and information relating to the claims alleged by the NYAG in the complaint that was dismissed without prejudice on January 10, 2025. On October 31, 2025, the Group entered into a settlement agreement to resolve this matter.

On August 13, 2025, the Attorney General of the State of Vermont (“VTAG”) issued a demand to the indirect subsidiary JBS USA Food Company related to the VTAG’s investigation of JBS USA Food Company’s Net Zero sustainability representations in the amount of $1.6 million. The indirect subsidiary JBS USA Food Company has defended its representations in a written response to the demand. The Group continues to cooperate with VTAG’s investigation.

19.3 - Tax and Social Security - Changes in provision:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2025

Brazil	68,516	(15,263)	(6,446)	(1,918)	7,811	52,700
USA	—	88,200	—	—	—	88,200
Other jurisdictions	1,176	(2,499)	(507)	2,269	(429)	10
Total	69,692	70,438	(6,953)	351	7,382	140,910

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2024

Brazil	133,006	(39,353)	(5,491)	5,631	(25,277)	68,516
Other jurisdictions	1,394	270	—	(218)	(270)	1,176
Total	134,400	(39,083)	(5,491)	5,413	(25,547)	69,692

Jurisdiction	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023

Brazil	104,126	4,514	(603)	14,085	10,884	133,006
Other jurisdictions	1,294	259	(101)	2,142	(2,200)	1,394
Total	105,420	4,773	(704)	16,227	8,684	134,400

Tax and social security legal proceedings (probable loss):

a) Brazil

As of December 31, 2025, the total amount of the provision classified as probable is US$52,700 (US$68,516 as of December 31, 2024), that none of which are individually material. Most of these lawsuits were filed by issues involving Brazilian taxes such as ICMS (Value-added tax on sales and services), PIS/ COFINS (Social contribution on billings) and CSLL (Social Contribution on net income).

b) Mexico

During 2014 and 2015, the Mexican Tax Administration Service (“SAT”) opened a review of Avícola Pilgrim’s Pride de Mexico, S. A. de C.V. (“Avícola”) tax years 2009 and 2010. In both instances, the SAT claims that controlled company status did not exist for certain subsidiaries because Avícola did not own 50% of the shares in voting rights of Incubadora Hidalgo, S. de R.L de C.V. and Comercializadora de Carnes de México S. de R.L de C.V. (both in 2009) and Pilgrim’s Pride, S. de R.L. de C.V. (in 2010). Avícola appealed the opinion, and on January 31, 2023, the appeal as to tax year 2009 was dismissed by the Mexico Supreme Court. During 2023 Avícola paid $25.9 million for tax year 2009. The opinion for tax year 2010 is still under appeal. Accordingly, the Group has an accrual of US$16.3 million in other liabilities as of December 31, 2025 with regard to the tax year 2010.

On May 12, 2022, the SAT issued tax assessments against Pilgrim’s Pride, S. de R.L. de C.V. and Provemex Holdings, LLC in connection with PPC’s acquisition of Tyson de México. Additionally, the seller in this acquisition also received an assessment from the SAT related to the sale of its indirect equity interest of Tyson de Mexico. The transaction agreement related to such acquisition contains certain mutual indemnification provisions, and both seller and buyer provided notice of indemnification claims to the other party. In response to the indemnification claims, on November 14, 2025, in a strategic effort to mitigate risk and in exchange for monetary compensation, PPC settled the indemnification claims and entered into an agreement with the seller in which PPC agreed to assume all tax liabilities in connection with seller’s assessment, assume defense of such assessment, and waive all potential indemnification claims against seller in exchange for monetary compensation. In response to the underlying substantive assessments by the SAT, the Mexican subsidiaries of PPC filed a petition to nullify these assessments. The District Court issued a judgment on January 20, 2025, in which the court now claims that the seller (a Tyson entity) owed tax due to the indirect transfer of Mexican assets in connection with the sale, and that PPC or its subsidiaries should have withheld such taxes. The Collegiate (appellate) Court (the “Collegiate Court”) issued a decision on February 7, 2025, remanding the dispute to the Tax Court. On March 19, 2025, the Tax Court ruled that, for tax purposes and with respect to both assessments, the sale of the equity of Provemex occurred on June 29, 2015, and that Provemex was a Mexican tax resident on that date. PPC appealed this ruling to the Collegiate Court on April 23, 2025 and will continue to defend this matter or seek a reasonable settlement with SAT where available. The amount under appeal for the remaining assessment, including any penalties and interest (net of any applicable benefits), is approximately US$230.0 million. PPC will seek a reasonable settlement with the tax authority where it is available. The Group has determined the loss is probable and, as such, as of December 31, 2025 has recorded an accrual of US$88.2 million (zero as of December 31, 2024), which is included in provision for legal proceedings in the consolidated statement of financial position.

19.4 Disclosure - possible loss contingent liabilities

Considering management’s assessment, supported by the opinion of legal advisors, contingencies listed below have the probability of loss considered as possible (but not more likely than not) and due to this classification, no provisions were recognized:

	December 31, 2025	December 31, 2024
Labor	219,277	211,591
Civil	390,771	334,851
Tax	6,010,489	5,773,162
Total	6,620,537	6,319,604

Labor:

As of December 31, 2025, the amount of US$219,277 (US$211,591 as of December 31, 2024) refers to claims for which losses are possible (i.e. not more likely than not, but more than remote). Most of these lawsuits were filed by former employees of the Company seeking overtime payments and payments relating to their exposure to health hazards, commuting time, alleged work accidents and recovery time. There is no individually significant claim in the total amount of possible losses.

Civil:

As of December 31, 2025, the amount of US$390,771 (US$334,851 as of December 31, 2024) refers to civil legal proceedings for which losses are possible (i.e. not more likely than not, but more than remote). Most of these lawsuits are related to indemnity for collective moral damage, moral damage for improper protest, repairing damages for poultry partnership or pork integration, cancellation of industry or trade mark complaints and consumer contracts - product quality. Except for the processes described below, there are no individually relevant processes.

a) United States

US Federal Matters

On December 23, 2020 and October 29, 2021, the Group received civil investigative demands (“CIDs”) from the U.S. Department of Justice (“DOJ”) related to the U.S. fed cattle and beef packing industry. The Group cooperated with the DOJ in producing documents and information pursuant to the 2020 CIDs. The Attorneys General for multiple states participated in the investigation and coordinated with the DOJ. No amounts have been accrued for any potential losses under this matter, as we cannot reasonably estimate any potential loss.

On November 18, 2025 and January 2, 2026, the DOJ issued new civil investigative demands (the “2025 CIDs”) to the Group related to the US fed cattle and beef packing industry. The Group will cooperate with the DOJ in producing documents and information pursuant to the 2025 CIDs. No amounts have been accrued for any potential losses under this matter, as we cannot reasonably estimate any potential loss.

On February 9, 2022, PPC learned that the DOJ opened a civil investigation into human resources antitrust matters, and on October 6, 2022, PPC learned that the DOJ opened a civil investigation into grower contracts and payment practices and on October 2, 2023, received a CID requesting information from PPC. PPC cooperated with the DOJ in its investigations and CID. No amounts have been accrued for any potential losses under this matter, as we cannot reasonably estimate any potential loss.

U.S. State Matters

From February 21, 2017 through May 4, 2021, the Attorneys General for multiple U.S. states have issued civil investigative demands (“CIDs”) to PPC. The CIDs requested, among other things, data and information related to the acquisition and processing of broiler chickens and the sale of chicken products. The group is cooperating with the Attorneys General in these states in producing documents pursuant to the CIDs.

City of Miami Beach Fire and Police Pension Fund, et al. v. JBS Wisconsin Properties, LLC, et al.

On July 17, 2025, a stockholder derivative action entitled City of Miami Beach Fire and Police Pension Fund et al. v. JBS Wisconsin Properties, LLC et al. was filed in Delaware the Court of Chancery against PPC, as nominal defendant, as well as PPC’s directors, and majority stockholder, JBS Wisconsin Properties, LLC. The complaint alleges, among other things, breaches of fiduciary duties connected to an amendment to PPC’s certificate of incorporation in 2024 that, according to the plaintiffs, benefited JBS Wisconsin Properties, LLC to the detriment of public shareholders, and seeks, among other things, equitable relief. Defendants filed a motion to dismiss on October 2, 2025. No amounts have been accrued for any potential losses under this matter, as we cannot reasonably estimate any potential loss.

Tax:

As of December 31, 2025, the amount of US$6.01 billion (US$5.77 billion as of December 31, 2024) relates to tax and social security proceedings for which losses are possible (i.e. not more likely than not, but more than remote). These ongoing proceedings refers to disallowed credit of PIS/COFINS (Social contribution on billings), ICMS (Value-added tax on sales and services) and IPI (tax on industrialized products) credits, fines for alleged non-compliance with ancillary obligations, assessments resulting from alleged non-compliance with requirements for deducting state and federal tax benefits. Most of these lawsuits are not individually significant, except the lawsuits described below:

a) Brazil

Profits earned by foreign subsidiaries

Between the calendar years 2006 and 2018, the Company received tax assessments related to the taxation of profits earned abroad, which were allegedly required to be included in the calculation base for Corporate Income Tax (IRPJ) and Social Contribution on Net Profit (CSLL). These assessments also included the disallowance of tax payment slips from foreign subsidiaries, based on the argument that they could not have been used to offset IRPJ and CSLL due in Brazil. Additionally, the assessments imposed fines, penalties, and interest charges.

The Company clarifies that a significant portion of the IRPJ and CSLL assessments on foreign profits relates to earnings from subsidiaries located in jurisdictions with which Brazil has tax treaties to avoid double taxation. Moreover, a relevant portion of the assessments concerns formal requirements imposed by tax authorities for consolidating the results of its direct or indirect subsidiaries abroad. The Company disagrees with the criteria applied by the tax authorities and has presented its defense. For nearly all of the amounts assessed, the Company is defending itself in administrative proceedings and awaiting judgment.

As of December 31, 2025, Management considers that, for US$150,488 (US$122,128 as of December 31, 2024), the likelihood of loss is remote, while for approximately US$3.58 billion (US$3.32 billion as of December 31, 2024), the likelihood of loss is possible.

In accordance with IFRIC/23, management has evaluated relevant tax rulings, identifying any discrepancies concerning the Company’s tax positions. Based on this analysis, as well as legal opinions and applicable case law, the Company recognized a provision of US$632 million (US$759 million as of December 31, 2024) related to differing interpretations regarding the taxation of profits from foreign subsidiaries in countries with international treaties. This provision was recorded by reducing the taxes recoverable line item, reflecting the potential future realization of these amounts.

Tax entries arising from the plea agreement

The Company received infraction notices relating to the period from 2013 to 2016, primarily intended to collect withholding income tax on payments associated with transactions that were subsequently included in a plea agreement. The tax assessment is based on the alleged absence of a valid basis for the payment or the failure to properly identify its beneficiary. No provision was recorded in this case, as both the beneficiary's identification and the rationale for the payment were duly provided to the tax authorities and documented in the plea agreement, which is further corroborated by an independent technical report. The potential loss is estimated at US$191 million (US$151 million as of December 31, 2024).

Disallowance of PIS and COFINS Tax Credits

The Company is a defendant in legal proceedings disputing its right to claim PIS and COFINS tax credits under the non-cumulative regime. The controversy involves several complex issues, including proving that the expenses are essential and relevant to the Company’s core economic activities, interpreting tax regulations across various sectors in which the Company operates, and providing documentary evidence of the actual incurrence of the expenses that support the credit claim. The decision not to record a provision is based on the fact that the claimed credits are well-supported by thorough documentation, a point further reinforced by independent technical reports. The potential loss in this matter is estimated at US$683 million (US$302 million as of December 31, 2024).

b) Australia

Australia tax matters

The Australian Tax Office (“ATO”) commenced an audit of Flora Green Pty Ltd (“Flora”) in 2019 in relation to a global restructure. In 2025, the ATO has issued amended assessments for fiscal years 2015 through to 2021 for an amount of approximately US$181.0 million. Following a detailed evaluation of the facts and applicable tax legislation, Flora has formerly objected and intends to dispute any tax related liability that may arise through court proceedings. Based on current information regarding the uncertain tax position, management has concluded that is not probable that any tax payable will arise, and therefore no provision has been recognized. The timing of the ultimate settlement of the matter with the ATO is uncertain.

c) United Kingdom

UK tax matters

In 2019 and 2020, the UK Revenue & Customs Authority (HMRC) opened reviews of the 2017 and 2018 tax returns of Onix Investments UK Ltd in which HMRC evaluated the deductibility of certain interest related expenses incurred by Onix Investments UK Ltd (the “Deductions”). The Deductions total $7.9 million for tax year 2017 and $32.1 million for tax year 2018. On April 12, 2024, HMRC concluded that the Deductions should be disallowed and Onix Investments UK Ltd appealed. On October 8, 2024, HMRC issued a Review Conclusion Letter affirming the prior decision to disallow the Deductions. Onix has timely filed a Grounds of Appeal, and on March 10, 2025, HMRC filed their Statement of Case (a preliminary summary of arguments). A case management timetable has been agreed upon between Onix and HMRC and approved by the court. A hearing of this matter has been set for January 2027. Onix will continue to defend this matter. No loss related to these matters can be reasonably estimated.